Accrued Expenses and Deferred Revenue	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 5. Accrued Expenses and Deferred Revenue

Accrued Expenses

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which had been fully accrued for by the Company at February 28, 2017.

On April 18, 2018, Mr. Richard Pomije was granted a judgement for the lawsuit he filed against the Company on December 5, 2016. Mr. Pomije was awarded $256,488 as damages, and $296,488 as attorney’s fees and costs, for a total award of $552,976. As at February 28, 2018, $552,976 had been accrued as payable to Mr. Pomije. During the quarter ending May 31, 2018, $10,910 was paid to Mr. Richard Pomije. As at May 31, 2018, $542,066 has been accrued as payable to Mr. Pomije. The Company is in the process of filing an appeal. See Note 16 for additional information about transactions between the Company and its former officer.

Deferred Revenue

During fiscal 2017, the Company signed three customer agreements to perform digital support and construction services for three third party companies. Each customer agreement consists of milestones and completion metrics to ensure that the requested services have been performed satisfactorily and to the customers’ full expectations. As the services requested by the customers have not yet been completed, the total of $170,000 has been recorded as deferred revenue as of February 28, 2018 and May 31, 2018.

Domain Marketing Development Obligation

During fiscal 2018, the Company signed top-level domain marketing development fund agreements with owners of 13 top level domains whereby the Company markets and purchases domain names on behalf of the owners. The owner pays us an upfront deposit to be used to purchase a predefined number of domains based on a set schedule. As of May 31, 2018 and February 28, 2018, the Company has collected $46,963 and $930,556 in cash related to these contracts. As some of the services requested by the owners have not yet been completed, a total of $192,869 and $145,906 has been recorded as domain marketing development obligation as of May 31, 2018, and February 28, 2018, respectively.

Accrued Expenses

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which had been fully accrued for by the Company at February 28, 2017.

On April 18, 2018, Mr. Richard Pomije was granted a judgement for the lawsuit he filed against the Company on December 5, 2016. Mr. Pomije was awarded $256,488 as damages, and $296,488 as attorney’s fees and costs, for a total award of $552,976. As at February 28, 2018, $552,976 has been accrued as payable to Mr. Pomije. The Company is in the process of filing an appeal. See Note 15 for additional information about transactions between the Company and its former officer. See Note 15 for additional information about transactions between the Company and its former officer.

As of February 28, 2017, the accrued salary owed to Robert Monster, CEO was $20,000.

Deferred Revenue

During fiscal 2017, the Company signed three customer agreements to perform digital support and construction services for three third party companies. Each customer agreement consists of milestones and completion metrics to ensure that the requested services have been performed satisfactorily and to the customers' full expectations. As the services requested by the customers have not yet been completed, the total of $170,000 has been recorded as deferred revenue as of February 28, 2018.

Domain Marketing Development Obligation

During fiscal 2018, the Company signed top-level domain marketing development fund agreements with owners of 13 top level domains whereby the Company markets and purchases domain names on behalf of the owners. The owner pays us an upfront deposit to be used to purchase a predefined number of domains based on a set schedule. As of February 28, 2018 and February 28, 2017, the Company has collected $930,556 and $0 in cash related to these contracts. As some of the services requested by the owners have not yet been completed, a total of $145,906 and $0 has been recorded as domain marketing development obligation as of February 28, 2018, and February 28, 2017, respectively.